Total Revenues, Net Sales and Gross Profit by Product Line (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Product Information [Line Items]
Total revenues	$ 3,818,749	$ 3,539,570	$ 2,957,951
Net sales	3,576,767	3,268,116	2,679,095
Gross profit (loss)	911,738	726,920	519,624
Interproduct revenues / sales
Product Information [Line Items]
Total revenues	(330,634)	(251,076)	(179,099)
Net sales	(330,634)	(251,076)	(179,099)
Corporate
Product Information [Line Items]
Gross profit (loss)	(8,501)	(4,165)	1,969
Building Materials Business | Operating Segments
Product Information [Line Items]
Total revenues	3,561,691	3,293,691	2,701,249
Net sales	3,338,766	3,040,608	2,442,989
Gross profit (loss)	830,636	652,028	433,303
Magnesia Specialties | Operating Segments
Product Information [Line Items]
Total revenues	257,058	245,879	256,702
Net sales	238,001	227,508	236,106
Gross profit (loss)	89,603	79,057	84,352
Aggregates | Building Materials Business | Operating Segments | Reportable Subsegments
Product Information [Line Items]
Total revenues	2,267,574	2,120,245	1,880,074
Net sales	2,060,876	1,896,143	1,644,265
Gross profit (loss)	558,318	470,688	323,081
Ready Mixed Concrete | Building Materials Business | Operating Segments | Reportable Subsegments
Product Information [Line Items]
Total revenues	903,803	657,831	431,383
Net sales	902,635	656,531	430,673
Gross profit (loss)	99,042	42,110	38,381
Asphalt and Paving | Building Materials Business | Operating Segments | Reportable Subsegments
Product Information [Line Items]
Total revenues	345,134	290,966	303,777
Net sales	341,444	283,628	294,239
Gross profit (loss)	53,075	35,417	19,395
Cement | Building Materials Business | Operating Segments | Reportable Subsegments
Product Information [Line Items]
Total revenues	375,814	475,725	265,114
Net sales	364,445	455,382	252,911
Gross profit (loss)	$ 120,201	$ 103,813	$ 52,446